SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 10, 2018 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares shares	May 25, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares	May 25, 2018 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares				$ 1.67	$ 1.55	$ 1.66
Unrecognized share-based compensation expense				$ 4,930
Unrecognized compensation cost, recognition period				2 years 10 months 6 days
Ordinary shares, par value | ₪ / shares							₪ 0.01	₪ 0.01
Offering price per share | ₪ / shares							₪ 0.01
Ordinary shares, shares authorized | shares				200,000,000	100,000,000
Equity investment				$ 12,000
Deferred participation of BMS in R&D expenses				4,121
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of exercised options				$ 979	$ 1,521	$ 351
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares				10,395,152
Ordinary shares available for issuance | shares				1,294,804
Vesting period				4 years
Award expiration period				10 years
At The Market Offering Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares									₪ 0.01
Proceeds from issuance of common stock			$ 25,000	$ 22,914
Issuance of shares, net, shares | shares				7,245,268
Issuance expenses				$ 781
Agreement [Member] | Registered direct offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares		$ 3.95
Proceeds from issuance of common stock		$ 19,767
Ordinary shares, shares authorized | shares		5,316,457
Warrants purchase to ordinary shares | shares		4,253,165
Exercise price of warrants | $ / shares		$ 4.74
Expiration period of warrants		5 years
Issuance expenses		$ 1,233
Master Clinical Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares	$ 4.95
Proceeds from issuance of common stock	$ 2,424,243
Equity investment	$ 12,000
Percentage of closing price	33.00%
Collaborative Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock				7,788
Issuance expenses				$ 91